Trade receivables	12 Months Ended
Mar. 31, 2026
Trade Receivables
Trade receivables

11.	Trade receivables

	2026	2025
	USD	USD

Trade receivables	170,302	45,528
Less: Allowance for expected credit losses	(35,115)	-

	135,187	45,528

The credit period granted to customers ranges from 30 to 60 days (2025: 30 to 60 days).

The Group does not hold any collateral or other credit enhancements over trade receivable balances.

Movement in the allowance for impairment losses as follows:

	2026	2025
	USD	USD

As at April 1	-	-
Impairment losses recognized	33,583	-
Exchange difference	1,532	-

As at March 31	35,115	-

The aged analysis of trade receivables at the end of the reporting period:

	Gross amount	Specific allowance	Net amount
	USD	USD	USD

2026
Neither past due nor impair	29,783	-	29,783

Past due but not impair:
1 to 30 days	33,671	-	33,671
31 to 60 days	8,257	-	8,257
More than 60 days	63,476	-	63,476
	105,404	-	105,404
Credit impaired
Individual impaired	35,115	(35,115)	-

	170,302	(35,115)	135,187

2025
Neither past due nor impair	2,307	-	2,307

Past due but not impair:
1 to 30 days	9,149	-	9,149
31 to 60 days	4,199	-	4,199
More than 60 days	29,603	-	29,603
	43,221	-	43,221

	45,528	-	45,528

Receivables that are neither past due nor impaired

Trade receivables that are neither past due nor impaired are creditworthy receivables with good payment records with the Group.

Receivables that are past due but not impaired

Trade receivables that were past due but not impaired relate to customers that have a good track record with the Group. Based on past experience and no adverse information to date, the directors of the Group are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in the credit quality and the balances are still considered recoverable.